11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Cash	$ 106,288	$ 182,794	$ 518,196
VAT receivables	22,308	36,666
Other receivables	123,837	30,559
Funds held for optionees and accounts payable owed by optionees	$ 766,550	$ 204,761